Employee Benefits - Changes in Present Value of Defined Benefit Obligations and Fair Value of Plan Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Remeasurements:
Net defined benefit liabilities (assets)	¥ (148,296)	¥ (180,700)
Japanese plans [member]
Remeasurements:
Effects of asset ceiling	123,505
Net defined benefit liabilities (assets)	(42,162)	(76,028)
Foreign plans [member]
Remeasurements:
Effects of asset ceiling	86,321	62,516
Net defined benefit liabilities (assets)	130,043	108,502
Present value of defined benefit obligations [member] | Japanese plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	1,160,727	1,262,245
Current service cost	27,397	30,632
Past service cost
Interest cost	13,944	9,732
Plan participants' contributions
Remeasurements:
Changes in demographic assumptions	(4,249)	(3,387)
Changes in financial assumptions	(44,232)	(71,936)
Other	(91)	12,291
Benefits paid	(59,464)	(63,085)
Deconsolidation	(12,640)	(15,765)
Exchange differences on translating foreign operations
Balance at end of year	1,081,392	1,160,727
Present value of defined benefit obligations [member] | Foreign plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	925,961	1,087,526
Current service cost	17,702	22,555
Past service cost	(271)
Interest cost	47,108	40,151
Plan participants' contributions	4,447	4,165
Remeasurements:
Changes in demographic assumptions	(724)	(317)
Changes in financial assumptions	(14,686)	(220,863)
Other	(1,446)	38,427
Benefits paid	(66,563)	(116,150)
Deconsolidation
Exchange differences on translating foreign operations	125,595	70,467
Balance at end of year	1,037,123	925,961
Fair value of plan assets [member] | Japanese plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	1,236,755	1,355,276
Interest income	15,030	10,589
Actual return on plan assets, excluding interest income	43,828	(76,690)
Employer contributions	20,108	20,409
Plan participants' contributions
Remeasurements:
Benefits paid	(54,727)	(58,544)
Deconsolidation	(13,935)	(14,285)
Exchange differences on translating foreign operations
Balance at end of year	1,247,059	1,236,755
Fair value of plan assets [member] | Foreign plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	879,975	1,013,050
Interest income	45,291	37,211
Actual return on plan assets, excluding interest income	(6,964)	(137,659)
Employer contributions	16,819	21,178
Plan participants' contributions	4,447	4,165
Remeasurements:
Benefits paid	(66,563)	(116,150)
Deconsolidation
Exchange differences on translating foreign operations	120,396	58,180
Balance at end of year	¥ 993,401	¥ 879,975